Significant Accounting Policies - Additional Information (Details) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Revenue from contracts classified as lump sum	96.20%	95.50%		95.30%
Revenue from exclusively time and material contracts	3.80%	4.50%		4.70%
Remaining performance obligations	$ 114,600	$ 114,600		$ 81,300
Effective tax rate		(18.60%)	37.03%
Number of operating segment | segment		1		1
Allowance for doubtful debts on accounts payable current				$ 1,548	$ 939	$ 883
Deferred offering costs non current				900
Advertising expenses				$ 100	100
Minimum shareholding percentage necessary to determine the taxable limit				95.00%
Gain On Sale [Member]
Accounting Policies [Line Items]
Gain loss on sale and leaseback transactions				$ 100	100
Accounts Payable and Accrued Liabilities [Member]
Accounting Policies [Line Items]
Payments in excess of cash on hand				$ 2,200	$ 1,700